The Company and Summary of Significant Accounting Policies - Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Inventory written down	$ 358,000	$ 338,000